Description of Business and Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended					12 Months Ended
	May 31, 2014	Feb. 28, 2014	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	May 31, 2014	May 31, 2013	May 31, 2012
Advertising [Abstract]
Advertising and promotion expenses						$ 407	$ 424	$ 421
Business Realignment Costs [Abstract]
Business Realignment Costs			496	47	13		560
Business Realignment Costs, Net Of Tax							353
Business Realignment Costs, Diluted EPS Impact							$ 1.11
Business Realignment Costs Paid						300	180
Number of Employees Accepted Voluntary Buyout						3,600
Percent Employees Departed May 31, 2013							40.00%
Percent Employees Departed Throughout 2014						35.00%
Percent Employees Departed on May 31, 2014						25.00%
Capitalized Interest [Abstract]
Interest Costs Capitalized						29	45	85
Dividends Declared [Abstract]
Dividends Payable, Date Declared						Jun. 09, 2014
Dividends Payable Amount Per Share	$ 0.2					$ 0.2
Dividends Payable, Date Paid						Jul. 03, 2014
Dividends Payable, Date Of Record						Jun. 19, 2014
Quarterly Dividend Increase Per Common Share	$ 0.05					$ 0.05
Impairment of Long Lived Assets [Abstract]
Asset impairments Diluted EPS impact							$ 0.20	$ 0.26
Asset impairments, net of tax							63	84
Number of Impaired Airbus A310-200 Aircraft			2				2	18
Number of Impaired Boeing MD10-10 Aircraft			5				5	6
Number of Impaired Airbus A310-200 Aircraft Engines			4				4	26
Number of Impaired Boeing MD10-10 Aircraft Engines			15				15	17
Number of Impaired Airbus A310-300 Aircraft			3				3
Number of Impaired Airbus A310-300 Aircraft Engines			2				2
Number of Idle Aircraft	10					10
Aircraft Idle Term						3 months
Asset impairments							100	134
Number of Idle Aircraft Fully Depreciated	1					1
Pension And Postretirement Healthcare Plans Equity Impact [Abstract]
Benefit plans adjustments at year-end measurement date, net of tax						11	(861)
Property And Equipment [Line Items]
Net property and equipment	19,550		18,484			19,550	18,484
Depreciation expense, excluding gains and losses on sales of property and equipment						2,600	2,300	2,100
Depreciable Life Range For Majority Of Aircraft Costs						15 to 30
Number of Aircraft With Shortened Depreciable Lives			76				76	54
Incremental Depreciation Expense						74	69
Treasury Shares [Abstract]
Treasury Stock Acquired, Average Cost Per Share						$ 132
Purchase of treasury stock						4,857	246	197
Stock Repurchase Program, Number Of Shares Authorized To Be Repurchased	32,000,000					32,000,000
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased	5,300,000					5,300,000
Treasury Stock Shares Acquired						36,800,000	2,700,000	2,800,000
Stock Repurchase Program Remaining Number Of Shares Authorized To Be Repurchased Under Previous Program	10,200,000					10,200,000
Accelerated share repurchase aggregate payment						2,000
Accelerated Share Repurchase Shares Delivered	3,400,000	11,400,000				14,800,000
Wide Body Aircraft And Related Equipment [Member]
Property And Equipment [Line Items]
Depreciable lives range						15 to 30 years
Net property and equipment	7,223		7,191			7,223	7,191
Narrow Body And Feeder Aircraft And Related Equipment [Member]
Property And Equipment [Line Items]
Depreciable lives range						5 to 18 years
Net property and equipment	2,639		2,284			2,639	2,284
Package Handling And Ground Support Equipment [Member]
Property And Equipment [Line Items]
Depreciable lives range						3 to 30 years
Net property and equipment	2,676		2,311			2,676	2,311
Vehicles [Member]
Property And Equipment [Line Items]
Depreciable lives range						3 to 15 years
Net property and equipment	1,963		1,748			1,963	1,748
Computer And Electronic Equipment [Member]
Property And Equipment [Line Items]
Depreciable lives range						2 to 10 years
Net property and equipment	940		993			940	993
Facilities And Other Property [Member]
Property And Equipment [Line Items]
Depreciable lives range						2 to 40 years
Net property and equipment	$ 4,109		$ 3,957			$ 4,109	$ 3,957